ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and cash flows of the Consolidated Plan (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents		¥ 425,976		¥ 533,481	¥ 3,571,745	$ 59,997
Prepayments and other current assets		674,100		777,842		94,945
Total current assets		3,090,197		3,262,942		435,245
Total non-current assets		3,163,365		4,527,303		445,550
Total assets		6,253,562		7,790,245		880,795
Long-term borrowings - current portion		721		79,148		102
Accrued expenses and other liabilities		(1,091,573)		(1,145,654)		(153,745)
Total current liabilities		4,852,198		4,197,647		683,418
Total non-current liabilities		1,471,273		2,788,852		207,224
Total liabilities		6,323,471		6,986,499		890,642
Net revenue		8,315,844	$ 1,171,262	7,744,072	11,425,836
Cost of revenue		8,065,407	1,135,989	8,007,630	11,625,224
Net income		(814,402)	(114,708)	(1,463,311)	261,907
Net cash used in operating activities		(545,092)	(76,777)	(1,117,836)	(2,803,961)
Net cash generated from (used in) investing activities		628,975	88,589	150,756	4,542,718
Net cash generated from financing activities		(353,486)	(49,787)	(1,948,367)	(575,760)
Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Lease receivable with future cash flow transferred	¥ 577,347
Lease receivable with future cash flow transferred discounted amount	¥ 449,671
Consolidated Plan | Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Cash and cash equivalents		27		5,042		4
Prepayments and other current assets				17,909
Total current assets		27		58,828		4
Total assets		27		58,828		4
Accrued expenses and other liabilities				(351)
Total current liabilities		4		54,362		1
Total non-current liabilities		23		4,466		3
Total liabilities		27		58,828		4
Net revenue		1,707	240	31,598	80,029
Cost of revenue		7,872	1,109	37,135	64,312
Net income		(6,702)	(944)	(8,775)	5,493
Net cash used in operating activities		(36,074)	(5,081)	21,385	53,373
Net cash generated from (used in) investing activities		31,059	4,375	184,929	(233,203)
Net cash generated from financing activities				(227,438)	115,996
Related Parties
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties		60,394		76,368		8,506
Amounts due to related parties		1,119		1,315		158
Net revenue		286,154	$ 40,304	396,775	¥ 539,698
Related Parties | Consolidated Plan | Yunnan Trust Plan
Assets, liabilities and cash flows of the Consolidated Plan
Amounts due from related parties				35,877
Amounts due to related parties		4		54,011		1
Amounts due to related parties		¥ 23		¥ 4,466		$ 3